Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2023 CHF (SFr) Institution	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 122,339	SFr 126,147
Financial liabilities	16,263	13,147
Financial risks [Abstract]
Foreign exchange gains (losses)	(1,467)	393	SFr 113
Long-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	2,825	2,253
Trade and other payables
Financial assets and liabilities [Abstract]
Financial liabilities	1,679	929
Accrued expenses
Financial assets and liabilities [Abstract]
Financial liabilities	11,087	9,417
Short-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	672	548
Right-of-use assets
Financial assets and liabilities [Abstract]
Financial assets	3,508	2,808
Long-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	361	361
Other current receivables
Financial assets and liabilities [Abstract]
Financial assets	622	392
Accounts receivable
Financial assets and liabilities [Abstract]
Financial assets	14,800
Short-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	24,554	91,000
Cash and cash equivalents
Financial assets and liabilities [Abstract]
Financial assets	78,494	31,586
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Foreign exchange gains (losses)	SFr (1,500)	500	SFr (100)
Percentage of reasonably possible strengthening or weakening of reporting currency against other relevant currencies	10.00%
Increase (decrease) in profit (loss) resulting from reasonably possible strengthening or weakening of reporting currency against other relevant currencies	SFr 2,600	SFr 700
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	5
Liquidity Risk [Member] | Trade and other payables
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 1,700
Liquidity Risk [Member] | Accrued expenses
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 11,100
Interest Rate [member]
Financial risks [Abstract]
Percentage of reasonably possible increase or decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Increase (decrease) in profit (loss) resulting from reasonably possible increase or decrease in interest rates	SFr 100